Results of Segments - Segment Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosures
Revenue	€ 27,553	€ 24,708	€ 23,461
EMEA
Disclosures
Revenue	12,105	11,104	10,415
Americas
Disclosures
Revenue	11,194	9,713	9,347
APJ
Disclosures
Revenue	4,254	3,891	3,699
Constant Currency
Disclosures
Revenue	27,553	24,708
Operating segments
Disclosures
Revenue	27,236	24,383	23,118
Operating segments | EMEA
Disclosures
Revenue	11,959	11,053
Operating segments | Americas
Disclosures
Revenue	11,081	9,519
Operating segments | APJ
Disclosures
Revenue	4,196	3,810
Operating segments | Constant Currency
Disclosures
Revenue	26,520	25,593
Operating segments | Constant Currency | EMEA
Disclosures
Revenue	11,811
Operating segments | Constant Currency | Americas
Disclosures
Revenue	10,655
Operating segments | Constant Currency | APJ
Disclosures
Revenue	4,053
Operating segments | Applications, Technology & Services
Disclosures
Revenue	23,544	21,753	20,857
Operating segments | Applications, Technology & Services | EMEA
Disclosures
Revenue	11,279	10,610
Operating segments | Applications, Technology & Services | Americas
Disclosures
Revenue	8,463	7,604
Operating segments | Applications, Technology & Services | APJ
Disclosures
Revenue	3,802	3,539
Operating segments | Applications, Technology & Services | Constant Currency
Disclosures
Revenue	22,980	22,859
Operating segments | Applications, Technology & Services | Constant Currency | EMEA
Disclosures
Revenue	11,152
Operating segments | Applications, Technology & Services | Constant Currency | Americas
Disclosures
Revenue	8,158
Operating segments | Applications, Technology & Services | Constant Currency | APJ
Disclosures
Revenue	3,669
Operating segments | Intelligent Spend Group
Disclosures
Revenue	3,184	2,629	€ 2,261
Operating segments | Intelligent Spend Group | EMEA
Disclosures
Revenue	612	443
Operating segments | Intelligent Spend Group | Americas
Disclosures
Revenue	2,216	1,915
Operating segments | Intelligent Spend Group | APJ
Disclosures
Revenue	356	271
Operating segments | Intelligent Spend Group | Constant Currency
Disclosures
Revenue	3,057	€ 2,733
Operating segments | Intelligent Spend Group | Constant Currency | EMEA
Disclosures
Revenue	594
Operating segments | Intelligent Spend Group | Constant Currency | Americas
Disclosures
Revenue	2,115
Operating segments | Intelligent Spend Group | Constant Currency | APJ
Disclosures
Revenue	348
Operating segments | Qualtrics
Disclosures
Revenue	508
Operating segments | Qualtrics | EMEA
Disclosures
Revenue	68
Operating segments | Qualtrics | Americas
Disclosures
Revenue	403
Operating segments | Qualtrics | APJ
Disclosures
Revenue	37
Operating segments | Qualtrics | Constant Currency
Disclosures
Revenue	483
Operating segments | Qualtrics | Constant Currency | EMEA
Disclosures
Revenue	65
Operating segments | Qualtrics | Constant Currency | Americas
Disclosures
Revenue	383
Operating segments | Qualtrics | Constant Currency | APJ
Disclosures
Revenue	€ 36